Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 87.1%
		Communication Services: 7.1%
200		Capcom Co., Ltd.	$5,323	0.1
200		CyberAgent, Inc.	7,709	0.1
100		Daiichikosho Co., Ltd.	4,629	0.1
300		Dena Co., Ltd.	5,304	0.1
300		Dentsu, Inc.	10,608	0.1
500		Fuji Media Holdings, Inc.	6,460	0.1
500		Hakuhodo DY Holdings, Inc.	7,265	0.1
300		Kakaku.com, Inc.	7,411	0.1
2,500		KDDI Corp.	65,232	0.8
123		Konami Holdings Corp.	5,959	0.1
100	(1)	LINE Corp.	3,588	0.0
900	(1)	Nexon Co. Ltd.	10,935	0.1
200		Nintendo Co., Ltd.	74,499	1.0
2,100		Nippon Telegraph & Telephone Corp.	100,472	1.3
500		Nippon Television Holdings, Inc.	6,436	0.1
1,900		NTT DoCoMo, Inc.	48,516	0.6
3,200		Softbank Corp.	43,359	0.6
2,500		SoftBank Group Corp.	98,651	1.3
200		Square Enix Holdings Co., Ltd.	9,723	0.1
200		Toho Co., Ltd.	8,779	0.1
400		Tokyo Broadcasting System Holdings, Inc.	6,518	0.1
2,300		Yahoo! Japan Corp.	6,480	0.1
			543,856	7.1

		Consumer Discretionary: 14.9%
100		ABC-Mart, Inc.	6,357	0.1
270		Aisin Seiki Co., Ltd.	8,537	0.1
300		Asics Corp.	5,145	0.1
400		Autobacs Seven Co., Ltd.	6,560	0.1
300		Bandai Namco Holdings, Inc.	18,707	0.2
200		Benesse Holdings, Inc.	5,210	0.1
500		BIC Camera, Inc.	5,280	0.1
900		Bridgestone Corp.	35,024	0.4
400		Casio Computer Co., Ltd.	6,225	0.1
200		Colowide Co., Ltd.	3,709	0.0
500		DCM Holdings Co., Ltd.	4,912	0.1
700		Denso Corp.	30,931	0.4
800		Pan Pacific International Holdings Corp.	13,394	0.2
100		Fuji Kyuko Co., Ltd.	4,157	0.0
435		H2O Retailing Corp.	4,778	0.0
600		Haseko Corp.	7,017	0.1
288		Heiwa Corp.	5,940	0.1
2,600		Honda Motor Co., Ltd.	68,080	0.9
420		Iida Group Holdings Co. Ltd.	6,858	0.1
800		Isetan Mitsukoshi Holdings Ltd.	6,407	0.1
1,100		Isuzu Motors Ltd.	12,185	0.1
100		Izumi Co., Ltd.	3,922	0.0
500		J Front Retailing Co., Ltd.	5,874	0.1
200		Koito Manufacturing Co., Ltd.	9,845	0.1
440		Ks Holdings Corp.	4,792	0.1
120		Kyoritsu Maintenance Co., Ltd.	5,156	0.1
300		Marui Group Co., Ltd.	6,356	0.1
1,200		Mazda Motor Corp.	10,756	0.1
1,500		Mitsubishi Motors Corp.	6,544	0.1
300		NGK Spark Plug Co., Ltd.	5,756	0.1
700		NHK Spring Co., Ltd.	5,370	0.1
200		Nifco, Inc.	4,806	0.1
600		Nikon Corp.	7,527	0.1
3,800		Nissan Motor Co., Ltd.	23,725	0.3
100		Nitori Co., Ltd.	14,675	0.2
400		NOK Corp.	5,964	0.1
400		Oriental Land Co., Ltd.	60,966	0.8
100		Paltac Corp.	4,913	0.1
3,650		Panasonic Corp.	29,746	0.4
1,500		Rakuten, Inc.	14,869	0.2
300		Resorttrust, Inc.	4,869	0.1
100		Rinnai Corp.	6,738	0.1
500		Ryohin Keikaku Co., Ltd.	9,373	0.1
300		Sangetsu Co., Ltd.	5,667	0.1
200		Sankyo Co., Ltd.	6,882	0.1
300		Sanrio Co., Ltd.	5,799	0.1
400		Sega Sammy Holdings, Inc.	5,611	0.1
800		Sekisui Chemical Co., Ltd.	12,450	0.1
1,100		Sekisui House Ltd.	21,705	0.3
400		Sharp Corp.	4,467	0.0
100		Shimamura Co., Ltd.	7,945	0.1
100		Shimano, Inc.	15,110	0.2
400		Skylark Holdings Co. Ltd.	7,283	0.1
2,112		Sony Corp.	124,837	1.6
300		Stanley Electric Co., Ltd.	7,991	0.1
1,000		Subaru Corp.	28,280	0.4
1,200		Sumitomo Electric Industries Ltd.	15,314	0.2
500		Sumitomo Forestry Co., Ltd.	6,676	0.1
405		Sumitomo Rubber Industries, Inc.	4,823	0.1
100		Sushiro Global Holdings Ltd.	6,732	0.1
600		Suzuki Motor Corp.	25,560	0.3
400		Takashimaya Co., Ltd.	4,679	0.0
400		Toyo Tire & Rubber Co., Ltd.	5,082	0.1
200		Toyoda Gosei Co., Ltd.	4,026	0.0
200		Toyota Industries Corp.	11,548	0.1
3,382		Toyota Motor Corp.	227,136	2.9
200		TS Tech Co., Ltd.	6,117	0.1
500		USS Co., Ltd.	9,737	0.1
200		Wacoal Holdings Corp.	5,164	0.1
1,232		Yamada Denki Co., Ltd.	5,970	0.1
200		Yamaha Corp.	9,017	0.1
500		Yamaha Motor Co., Ltd.	9,115	0.1
300		Yokohama Rubber Co., Ltd.	6,029	0.1
200		Yoshinoya D&C Co., Ltd.	4,532	0.0
200		Zensho Holdings Co., Ltd.	4,320	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
300	ZOZO, Inc.	$6,949	0.1
		1,150,508	14.9

	Consumer Staples: 8.0%
1,245	Aeon Co., Ltd.	22,874	0.3
100	Ain Holdings, Inc.	5,830	0.1
700	Ajinomoto Co., Inc.	13,249	0.2
100	Ariake Japan Co., Ltd.	7,822	0.1
600	Asahi Group Holdings, Ltd.	29,798	0.4
200	Calbee, Inc.	6,239	0.1
252	Coca-Cola Bottlers Japan, Inc.	5,667	0.1
120	Cocokara fine, Inc.	6,483	0.1
100	Ezaki Glico Co., Ltd.	4,161	0.0
360	FamilyMart Co. Ltd.	8,796	0.1
200	FANCL Corp.	5,342	0.1
200	Fuji Oil Holdings, Inc.	5,817	0.1
200	House Foods Group, Inc.	7,509	0.1
100	Ito En Ltd.	4,729	0.1
1,700	Japan Tobacco, Inc.	37,246	0.5
200	Kagome Co., Ltd.	5,065	0.1
700	Kao Corp.	51,924	0.7
200	Kewpie Corp.	4,684	0.0
200	Kikkoman Corp.	9,595	0.1
1,300	Kirin Holdings Co., Ltd.	27,664	0.3
100	Kobayashi Pharmaceutical Co., Ltd.	7,637	0.1
100	Kobe Bussan Co. Ltd.	4,860	0.1
100	Kose Corp.	16,979	0.2
100	Kotobuki Spirits Co. Ltd.	6,579	0.1
100	Kusuri no Aoki Holdings Co. Ltd.	6,826	0.1
100	Lawson, Inc.	5,121	0.1
400	Lion Corp.	7,913	0.1
200	Mandom Corp.	4,981	0.1
200	Matsumotokiyoshi Holdings Co., Ltd.	7,339	0.1
200	Megmilk Snow Brand Co., Ltd.	4,832	0.1
200	MEIJI Holdings Co., Ltd.	14,629	0.2
124	Milbon Co., Ltd.	6,135	0.1
100	Morinaga & Co., Ltd.	4,868	0.1
100	Morinaga Milk Industry Co., Ltd.	3,822	0.0
100	NH Foods Ltd.	4,026	0.0
200	Nichirei Corp.	4,570	0.0
900	Nippon Suisan Kaisha Ltd.	5,101	0.1
345	Nisshin Seifun Group, Inc.	6,397	0.1
100	Nissin Food Products Co., Ltd.	7,247	0.1
200	Pigeon Corp.	8,281	0.1
200	Pola Orbis Holdings, Inc.	4,509	0.0
200	Rohto Pharmaceutical Co., Ltd.	5,490	0.1
100	Sakata Seed Corp.	3,422	0.0
200	Sapporo Holdings Ltd.	5,002	0.1
1,243	Seven & I Holdings Co., Ltd.	47,638	0.6
600	Shiseido Co., Ltd.	48,156	0.6
100	Sugi Holdings Co., Ltd.	5,427	0.1
200	Sundrug Co., Ltd.	6,311	0.1
200	Suntory Beverage & Food Ltd.	8,562	0.1
500	Takara Holdings, Inc.	4,967	0.1
200	Toyo Suisan Kaisha Ltd.	8,031	0.1
100	Tsuruha Holdings, Inc.	10,920	0.1
600	Unicharm Corp.	19,070	0.2
140	Welcia Holdings Co. Ltd.	7,075	0.1
200	Yakult Honsha Co., Ltd.	11,228	0.1
300	Yamazaki Baking Co., Ltd.	5,366	0.1
100	Yaoko Co., Ltd.	4,481	0.0
		614,292	8.0

	Energy: 0.9%
200	Cosmo Energy Holdings Co. Ltd.	4,142	0.1
405	Idemitsu Kosan Co., Ltd.	11,491	0.1
1,800	Inpex Corp.	16,588	0.2
200	Iwatani Corp.	6,773	0.1
200	Japan Petroleum Exploration Co., Ltd.	5,088	0.1
5,260	JXTG Holdings, Inc.	24,043	0.3
		68,125	0.9

	Financials: 9.4%
1,400	Acom Co., Ltd.	5,517	0.1
400	AEON Financial Service Co., Ltd.	6,048	0.1
300	Aozora Bank Ltd.	7,518	0.1
200	Bank of Kyoto Ltd./The	7,868	0.1
1,600	Chiba Bank Ltd.	8,275	0.1
700	Chugoku Bank Ltd.	6,611	0.1
2,628	Concordia Financial Group Ltd.	10,128	0.1
400	Credit Saison Co., Ltd.	5,394	0.1
1,800	Dai-ichi Life Holdings, Inc.	27,365	0.3
2,700	Daiwa Securities Group, Inc.	12,083	0.1
384	Fukuoka Financial Group, Inc.	7,288	0.1
100	Fuyo General Lease Co., Ltd.	6,030	0.1
1,900	Gunma Bank Ltd.	6,194	0.1
1,700	Hachijuni Bank Ltd.	6,965	0.1
1,400	Hiroshima Bank Ltd.	6,961	0.1
600	Hokuhoku Financial Group, Inc.	5,833	0.1
1,200	Iyo Bank Ltd.	6,304	0.1
100	Jafco Co., Ltd.	3,802	0.0
900	Japan Exchange Group, Inc.	14,222	0.2
1,000	Japan Post Bank Co. Ltd.	9,713	0.1
2,200	Japan Post Holdings Co. Ltd.	20,301	0.3
300	Kiyo Bank Ltd.	4,688	0.1
1,420	Kyushu Financial Group, Inc.	5,811	0.1
3,690	Mebuki Financial Group, Inc.	9,125	0.1
21,000	Mitsubishi UFJ Financial Group, Inc.	106,950	1.4
900	Mitsubishi UFJ Lease & Finance Co., Ltd.	5,220	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
811		MS&AD Insurance Group Holdings, Inc.	$26,361	0.3
41,100		Mizuho Financial Group, Inc.	63,160	0.8
5,500		Nomura Holdings, Inc.	23,380	0.3
2,000		ORIX Corp.	29,918	0.4
3,800		Resona Holdings, Inc.	16,352	0.2
360		SBI Holdings, Inc.	7,746	0.1
2,300		Seven Bank Ltd.	6,319	0.1
400		Shinsei Bank Ltd.	5,849	0.1
1,200		Shizuoka Bank Ltd.	8,993	0.1
550		Sompo Holdings, Inc.	23,098	0.3
300		Sony Financial Holdings, Inc.	6,532	0.1
2,152		Sumitomo Mitsui Financial Group, Inc.	73,947	0.9
644		Sumitomo Mitsui Trust Holdings, Inc.	23,320	0.3
1,100		T&D Holdings, Inc.	11,754	0.1
1,100		Tokio Marine Holdings, Inc.	59,012	0.8
100		Tokyo Century Corp.	4,650	0.1
1,000		Yamaguchi Financial Group, Inc.	6,906	0.1
100		Zenkoku Hosho Co. Ltd.	3,908	0.0
			723,419	9.4

		Health Care: 7.7%
400		Alfresa Holdings Corp.	8,962	0.1
100		As One Corp.	8,300	0.1
300		Asahi Intecc Co. Ltd.	7,915	0.1
2,800		Astellas Pharma, Inc.	40,052	0.5
300		Chugai Pharmaceutical Co., Ltd.	23,444	0.3
900		Daiichi Sankyo Co., Ltd.	56,870	0.7
400		Eisai Co., Ltd.	20,435	0.3
100		Hisamitsu Pharmaceutical Co., Inc.	4,402	0.0
600		Hoya Corp.	49,142	0.6
100		JCR Pharmaceuticals Co. Ltd.	7,704	0.1
100		Kaken Pharmaceutical Co., Ltd.	4,651	0.1
400		Kyowa Kirin Co., Ltd.	7,790	0.1
700		M3, Inc.	16,940	0.2
200		Mani, Inc.	5,282	0.1
400		Medipal Holdings Corp.	8,929	0.1
200		Miraca Holdings, Inc.	4,575	0.1
500		Mitsubishi Tanabe Pharma Corp.	5,510	0.1
100		Mochida Pharmaceutical Co., Ltd.	3,839	0.0
200		Nihon Kohden Corp.	5,894	0.1
100		Nippon Shinyaku Co., Ltd.	8,452	0.1
400		Nipro Corp.	4,505	0.1
1,900		Olympus Corp.	25,741	0.3
800		Ono Pharmaceutical Co., Ltd.	14,570	0.2
600		Otsuka Holdings Co. Ltd.	22,539	0.3
200	(1)	PeptiDream, Inc.	9,560	0.1
700		Santen Pharmaceutical Co., Ltd.	12,233	0.2
100		Sawai Pharmaceutical Co., Ltd.	5,174	0.1
400		Shionogi & Co., Ltd.	22,301	0.3
100		Ship Healthcare Holdings, Inc.	4,263	0.0
300		Sumitomo Dainippon Pharma Co. Ltd.	4,964	0.1
130		Suzuken Co., Ltd.	6,998	0.1
200		Sysmex Corp.	13,436	0.2
100		Taisho Pharmaceutical Holdings Co. Ltd.	7,312	0.1
200		Takara Bio, Inc.	4,087	0.0
2,800		Takeda Pharmaceutical Co., Ltd.	96,084	1.2
900		Terumo Corp.	29,122	0.4
200		Toho Holdings Co., Ltd.	4,647	0.1
200		Tsumura & Co.	5,374	0.1
			591,998	7.7

		Industrials: 19.5%
200		Aica Kogyo Co., Ltd.	5,923	0.1
600		ANA Holdings, Inc.	20,214	0.3
600		Amada Holdings Co., Ltd.	6,502	0.1
400		AGC, Inc.	12,465	0.1
300		Central Japan Railway Co.	61,863	0.8
200		COMSYS Holdings Corp.	5,686	0.1
500		Dai Nippon Printing Co., Ltd.	12,970	0.2
200		Daifuku Co., Ltd.	10,405	0.1
400		Daikin Industries Ltd.	52,756	0.7
300		DMG Mori Co. Ltd.	4,288	0.0
200		Duskin Co., Ltd.	5,172	0.1
500		East Japan Railway Co.	47,811	0.6
200		Ebara Corp.	5,374	0.1
100		en-japan, Inc.	3,863	0.0
300		Fanuc Ltd.	56,707	0.7
200		Fuji Electric Co. Ltd.	6,167	0.1
300		Fuji Machine Manufacturing Co., Ltd.	4,492	0.0
200		Furukawa Electric Co., Ltd.	4,861	0.1
200		Glory Ltd.	5,621	0.1
300		GS Yuasa Corp.	5,210	0.1
400		Hankyu Hanshin Holdings, Inc.	15,468	0.2
700		Hazama Ando Corp.	5,225	0.1
600		Hino Motors Ltd.	4,972	0.1
200		Hitachi Construction Machinery Co., Ltd.	4,858	0.1
200		Hitachi Transport System Ltd.	5,857	0.1
100		Hoshizaki Corp.	7,883	0.1
300		IHI Corp.	6,572	0.1
100		Inaba Denki Sangyo Co., Ltd.	4,391	0.0
2,100		Itochu Corp.	43,499	0.6
500		Japan Airlines Co. Ltd.	14,850	0.2
100		Japan Airport Terminal Co., Ltd.	4,353	0.0
300		Japan Steel Works Ltd.	5,817	0.1
400		JGC Corp.	5,279	0.1
500		JTEKT Corp.	5,775	0.1
900		Kajima Corp.	11,857	0.1
300		Kamigumi Co., Ltd.	6,815	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
300	Kawasaki Heavy Industries Ltd.	$6,689	0.1
200	Keihan Holdings Co., Ltd.	8,912	0.1
500	Keikyu Corp.	9,731	0.1
200	Keio Corp.	12,488	0.1
300	Keisei Electric Railway Co., Ltd.	12,385	0.1
400	Kinden Corp.	5,948	0.1
300	Kintetsu Group Holdings Co., Ltd.	15,659	0.2
400	Kokuyo Co., Ltd.	5,608	0.1
1,400	Komatsu Ltd.	32,284	0.4
1,700	Kubota Corp.	25,855	0.3
300	Kurita Water Industries, Ltd.	8,076	0.1
216	Kyowa Exeo Corp.	5,264	0.1
100	Kyudenko Corp.	3,352	0.0
300	Kyushu Railway Co.	9,576	0.1
470	LIXIL Group Corp.	8,304	0.1
200	Mabuchi Motor Co., Ltd.	7,501	0.1
600	Maeda Corp.	5,262	0.1
200	Maeda Road Construction Co., Ltd.	4,370	0.0
400	Makita Corp.	12,693	0.2
3,200	Marubeni Corp.	21,341	0.3
100	Meitec Corp.	4,914	0.1
658	Minebea Mitsumi, Inc.	10,504	0.1
310	Mirait Holdings Corp.	4,688	0.0
400	MISUMI Group, Inc.	9,475	0.1
2,100	Mitsubishi Corp.	51,708	0.7
3,200	Mitsubishi Electric Corp.	42,688	0.5
500	Mitsubishi Heavy Industries Ltd.	19,654	0.2
200	Mitsubishi Logistics Corp.	5,100	0.1
2,500	Mitsui & Co., Ltd.	41,066	0.5
200	Mitsui OSK Lines Ltd.	5,085	0.1
200	Miura Co., Ltd.	5,610	0.1
200	MonotaRO Co. Ltd.	5,276	0.1
200	Nabtesco Corp.	6,261	0.1
500	Nagase & Co., Ltd.	7,023	0.1
300	Nagoya Railroad Co., Ltd.	8,988	0.1
200	Nankai Electric Railway Co., Ltd.	5,078	0.1
500	NGK Insulators Ltd.	7,153	0.1
414	Nidec Corp.	56,064	0.7
300	Nihon M&A Center, Inc.	8,486	0.1
300	Nippo Corp.	5,573	0.1
100	Nippon Express Co., Ltd.	5,122	0.1
300	Nikkon Holdings Co. Ltd.	6,865	0.1
288	Nippon Yusen KK	4,838	0.1
200	Nishi-Nippon Railroad Co., Ltd.	4,401	0.0
580	Nisshinbo Holdings, Inc.	4,539	0.0
400	Nomura Co., Ltd.	5,060	0.1
800	NSK Ltd.	6,780	0.1
1,700	NTN Corp.	4,912	0.1
1,100	Obayashi Corp.	11,001	0.1
500	Odakyu Electric Railway Co., Ltd.	12,010	0.1
100	Okuma Corp.	5,454	0.1
300	OSG Corp.	6,245	0.1
500	Outsourcing, Inc.	4,790	0.1
200	Park24 Co., Ltd.	4,646	0.0
900	Penta-Ocean Construction Co., Ltd.	4,997	0.1
300	Persol Holdings Co. Ltd.	5,702	0.1
100	Pilot Corp.	3,725	0.0
2,200	Recruit Holdings Co. Ltd.	67,218	0.9
100	Sankyu, Inc.	5,213	0.1
600	Sanwa Holdings Corp.	6,742	0.1
300	Secom Co., Ltd.	27,452	0.3
400	Seibu Holdings, Inc.	6,982	0.1
400	Seino Holdings Co. Ltd.	5,022	0.1
300	SG Holdings Co. Ltd.	7,352	0.1
1,100	Shimizu Corp.	9,992	0.1
100	SHO-BOND Holdings Co., Ltd.	3,521	0.0
100	SMC Corp.	42,983	0.5
200	SMS Co. Ltd.	4,909	0.1
100	Sohgo Security Services Co., Ltd.	5,259	0.1
2,400	Sojitz Corp.	7,466	0.1
300	Sotetsu Holdings, Inc.	7,862	0.1
1,800	Sumitomo Corp.	28,180	0.4
240	Sumitomo Heavy Industries	7,152	0.1
400	Taisei Corp.	15,567	0.2
100	TechnoPro Holdings, Inc.	5,967	0.1
200	THK Co., Ltd.	5,299	0.1
400	Tobu Railway Co., Ltd.	12,995	0.2
900	Toda Corp.	5,205	0.1
900	Tokyu Corp.	16,930	0.2
500	Toppan Printing Co., Ltd.	8,880	0.1
300	Toto Ltd.	11,298	0.1
400	Toyota Tsusho Corp.	12,983	0.2
400	Ushio, Inc.	5,680	0.1
300	West Japan Railway Co.	25,383	0.3
600	Yamato Holdings Co., Ltd.	9,065	0.1
		1,503,157	19.5

	Information Technology: 10.1%
200	Advantest Corp.	8,916	0.1
364	Alps Alpine Co. Ltd.	6,835	0.1
200	Amano Corp.	6,116	0.1
300	Anritsu Corp.	5,936	0.1
300	Azbil Corp.	8,057	0.1
500	Brother Industries Ltd.	9,111	0.1
200	Canon Marketing Japan, Inc.	4,264	0.0
1,666	Canon, Inc.	44,553	0.6
1,000	Citizen Watch Co., Ltd.	4,906	0.1
200	Digital Garage, Inc.	6,404	0.1
100	Fuji Soft, Inc.	4,248	0.0
600	Fuji Film Holdings Corp.	26,430	0.3
300	Fujitsu Ltd.	24,111	0.3
300	GMO internet, Inc.	5,198	0.1
100	GMO Payment Gateway, Inc.	6,712	0.1
300	Hamamatsu Photonics KK	11,193	0.1
63	Hirose Electric Co., Ltd.	7,761	0.1
100	Hitachi High-Technologies Corp.	5,813	0.1
1,429	Hitachi Ltd.	53,516	0.7
100	Horiba Ltd.	5,818	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
300		Ibiden Co., Ltd.	$6,056	0.1
300		Infomart Corp.	4,696	0.1
200		Itochu Techno-Solutions Corp.	5,312	0.1
200		Keyence Corp.	124,491	1.6
800		Konica Minolta, Inc.	5,597	0.1
500		Kyocera Corp.	31,175	0.4
100		Lasertec Corp.	6,319	0.1
965		Murata Manufacturing Co., Ltd.	46,771	0.6
400		NEC Corp.	16,915	0.2
200		Net One systems Co., Ltd.	5,426	0.1
200		Nihon Unisys Ltd.	6,465	0.1
200		Nippon Electric Glass Co., Ltd.	4,472	0.1
596		Nomura Research Institute Ltd.	11,909	0.1
800		NTT Data Corp.	10,383	0.1
100		Obic Co., Ltd.	11,459	0.1
400		Oki Electric Industry Ltd.	5,462	0.1
300		Omron Corp.	16,532	0.2
100		Oracle Corp. Japan	8,718	0.1
200		Otsuka Corp.	8,004	0.1
1,600	(1)	Renesas Electronics Corp.	10,485	0.1
1,000		Ricoh Co., Ltd.	9,047	0.1
200		Rohm Co., Ltd.	15,420	0.2
100		Screen Holdings Co. Ltd.	5,956	0.1
144		SCSK Corp.	6,777	0.1
500		Seiko Epson Corp.	7,102	0.1
400		Shimadzu Corp.	10,171	0.1
400		Sumco Corp.	5,449	0.1
200		Taiyo Yuden Co., Ltd.	4,905	0.1
200		TDK Corp.	18,079	0.2
100		TIS, Inc.	5,778	0.1
200		Tokyo Electron Ltd.	38,425	0.5
200		Tokyo Seimitsu Co., Ltd.	5,931	0.1
400		Topcon Corp.	5,339	0.1
200		Trend Micro, Inc.	9,558	0.1
100		Ulvac, Inc.	4,050	0.0
400		Yaskawa Electric Corp.	14,847	0.2
400		Yokogawa Electric Corp.	7,350	0.1
			776,729	10.1

		Materials: 5.7%
400		ADEKA Corp.	4,990	0.1
300		Air Water, Inc.	5,394	0.1
2,200		Asahi Kasei Corp.	21,824	0.3
600		Daicel Corp.	5,105	0.1
100		Daido Steel Co., Ltd.	3,950	0.0
400		Daio Paper Corp.	5,108	0.1
200		Denka Co., Ltd.	5,541	0.1
200		DIC Corp.	5,587	0.1
100		Dowa Holdings Co., Ltd.	3,434	0.0
100		FP Corp.	6,255	0.1
200		Fuji Seal International, Inc.	5,071	0.1
200		Hitachi Chemical Co., Ltd.	6,561	0.1
420		Hitachi Metals Ltd.	4,561	0.0
747		JFE Holdings, Inc.	9,048	0.1
400		JSR Corp.	6,440	0.1
200		Kaneka Corp.	6,268	0.1
400		Kansai Paint Co., Ltd.	9,350	0.1
900		Kobe Steel Ltd.	4,834	0.1
600		Kuraray Co., Ltd.	7,413	0.1
100		Kureha Corp.	5,985	0.1
200		Maruichi Steel Tube Ltd.	5,312	0.1
2,000		Mitsubishi Chemical Holdings Corp.	14,335	0.2
400		Mitsubishi Gas Chemical Co., Inc.	5,380	0.1
152		Mitsubishi Materials Corp.	4,120	0.0
300		Mitsui Chemicals, Inc.	6,759	0.1
200		Mitsui Mining & Smelting Co., Ltd.	4,775	0.0
400		Nihon Parkerizing Co., Ltd.	4,365	0.0
400		Nippon Kayaku Co., Ltd.	4,796	0.1
300		Nippon Paint Holdings Co., Ltd.	15,691	0.2
329		Nippon Paper Industries Co. Ltd.	5,376	0.1
100		Nippon Shokubai Co., Ltd.	5,709	0.1
1,148		Nippon Steel Corp.	16,086	0.2
200		Nissan Chemical Corp.	8,374	0.1
200		Nitto Denko Corp.	9,691	0.1
200		NOF Corp.	6,623	0.1
1,500		Oji Holdings Corp.	7,042	0.1
700		Rengo Co., Ltd.	5,059	0.1
500		Shin-Etsu Chemical Co., Ltd.	53,805	0.7
200		Showa Denko KK	5,278	0.1
100		Sumitomo Bakelite Co., Ltd.	3,940	0.0
2,400		Sumitomo Chemical Co., Ltd.	10,835	0.1
400		Sumitomo Metal Mining Co., Ltd.	12,492	0.1
100		Sumitomo Osaka Cement Co., Ltd.	4,302	0.0
212		Taiheiyo Cement Corp.	5,697	0.1
300		Taiyo Nippon Sanso Corp.	6,098	0.1
300		Teijin Ltd.	5,791	0.1
500		Toagosei Co., Ltd.	5,670	0.1
500		Tokai Carbon Co., Ltd.	5,068	0.1
200		Tokuyama Corp.	4,613	0.0
100		Tokyo Ohka Kogyo Co., Ltd.	3,741	0.0
2,400		Toray Industries, Inc.	17,874	0.2
500		Tosoh Corp.	6,661	0.1
300		Toyo Seikan Group Holdings, Ltd.	4,681	0.0
400		Toyobo Co., Ltd.	5,269	0.1
200		Ube Industries Ltd.	4,063	0.0
200		Yamato Kogyo Co., Ltd.	4,986	0.1
400		Zeon Corp.	4,904	0.1
			437,980	5.7

		Real Estate: 2.4%
270		Aeon Mall Co., Ltd.	4,272	0.0
100		Daito Trust Construction Co., Ltd.	12,808	0.2
960		Daiwa House Industry Co., Ltd.	31,204	0.4
700		Hulic Co. Ltd.	7,187	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,100	Mitsubishi Estate Co., Ltd.	$40,607	0.5
1,600	Mitsui Fudosan Co., Ltd.	39,819	0.5
200	Nomura Real Estate Holdings, Inc.	4,335	0.0
200	Open House Co. Ltd.	4,786	0.1
200	Relo Holdings, Inc.	4,927	0.1
700	Sumitomo Realty & Development Co., Ltd.	26,723	0.3
400	Tokyo Tatemono Co., Ltd.	5,646	0.1
996	Tokyu Fudosan Holdings Corp.	6,375	0.1
		188,689	2.4

	Utilities: 1.4%
900	Chubu Electric Power Co., Inc.	13,055	0.2
400	Chugoku Electric Power Co., Inc.	5,148	0.1
300	Electric Power Development Co., Ltd.	6,858	0.1
700	(1) Hokuriku Electric Power Co.	4,716	0.0
1,300	Kansai Electric Power Co., Inc.	14,560	0.2
600	Kyushu Electric Power Co., Inc.	5,670	0.1
600	Osaka Gas Co., Ltd.	11,524	0.1
500	Shikoku Electric Power Co., Inc.	4,725	0.1
200	Toho Gas Co., Ltd.	7,670	0.1
700	Tohoku Electric Power Co., Inc.	6,842	0.1
2,300	(1) Tokyo Electric Power Co., Inc.	11,281	0.1
600	Tokyo Gas Co., Ltd.	15,176	0.2
		107,225	1.4

	Total Common Stock
	(Cost $6,902,863)	6,705,978	87.1

SHORT-TERM INVESTMENTS: 11.1%
	Mutual Funds: 11.1%
855,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $855,000)	855,000	11.1

	Total Short-Term Investments
	(Cost $855,000)	855,000	11.1

	Total Investments in Securities (Cost $7,757,863)	$7,560,978	98.2
	Assets in Excess of Other Liabilities	140,081	1.8
	Net Assets	$7,701,059	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$–	$543,856	$–	$543,856
Consumer Discretionary	–	1,150,508	–	1,150,508
Consumer Staples	–	614,292	–	614,292
Energy	–	68,125	–	68,125
Financials	–	723,419	–	723,419
Health Care	–	591,998	–	591,998
Industrials	–	1,503,157	–	1,503,157
Information Technology	–	776,729	–	776,729
Materials	–	437,980	–	437,980
Real Estate	–	188,689	–	188,689
Utilities	–	107,225	–	107,225
Total Common Stock	–	6,705,978	–	6,705,978
Short-Term Investments	855,000	–	–	855,000
Total Investments, at fair value	$855,000	$6,705,978	$–	$7,560,978
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,434	–	10,434
Futures	2,458	–	–	2,458
Total Assets	$857,458	$6,716,412	$–	$7,573,870
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(12,946)	$–	$(12,946)
Total Liabilities	$–	$(12,946)	$–	$(12,946)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 88,000,000	USD 819,797	Citibank N.A.	12/18/19	$(1,192)
JPY 448,996,000	USD 4,187,646	State Street Bank and Trust Co.	12/18/19	(10,933)
USD 1,713,304	JPY 184,000,000	State Street Bank and Trust Co.	12/18/19	1,674
JPY 15,480,000	USD 144,822	The Bank of New York Mellon	12/18/19	(821)
USD 2,147,151	JPY 230,000,000	The Bank of New York Mellon	12/18/19	7,613
USD 361,092	JPY 38,694,000	The Bank of New York Mellon	12/18/19	1,147
				$(2,512)

At September 30, 2019, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Tokyo Price Index (TOPIX)	8	12/12/19	$1,174,937	$2,458
			$1,174,937	$2,458

Currency Abbreviations

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

JPY	-	Japanese Yen
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,820,673.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$478,525
Gross Unrealized Depreciation	(679,058)
Net Unrealized Depreciation	$(200,533)